Route and Customer Acquisition Costs - Schedule of Customer Contract Acquired (Details) - USD ($) $ in Thousands	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenue from Contract with Customer [Abstract]
Cost	$ 28,480	$ 28,501	$ 27,726
Accumulated amortization	(11,402)	(11,102)	(13,732)
Route and customer acquisition costs, net	$ 17,078	$ 17,399	$ 13,994